Finance Lease Obligations	12 Months Ended
Dec. 31, 2018
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Finance Lease Obligations
23.	FINANCE LEASE OBLIGATIONS

	At December 31 2018	At December 31 2017
Minimum payments under finance leases
Within 1 year	$30	$30
2 to 3 years	59	60
4 to 5 years	59	59
Over 5 years	337	372
	485	521
Effect of discounting	(247)	(273)
Present value of minimum lease payments	238	248
Less: current portion included in accounts payable and accrued liabilities (1)	(8)	(6)
Non-current portion of finance lease obligations	$230	$242

(1)	Amount excludes interest payable on lease payments.